Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Applied Finance Dividend Fund | Applied Finance Dividend Fund Investor Class
Prospectus [Line Items]
Annual Return [Percent]	10.33%	12.14%	9.87%	(6.43%)	25.56%	6.77%	28.15%	(10.58%)	25.33%	12.49%
Applied Finance Explorer Fund | Applied Finance Explorer Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	9.21%	9.85%	22.44%	(13.68%)	43.70%	19.31%	25.56%	(13.16%)	17.53%	16.97%
Applied Finance Select Fund | Applied Finance Select Fund Investor Class
Prospectus [Line Items]
Annual Return [Percent]	13.10%	6.68%	19.43%	(10.87%)	27.76%	15.34%	31.89%	(8.89%)